Derivative Instruments - Additional Information (Detail)	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2013 USD ($)	Jun. 30, 2012 USD ($)	Dec. 31, 2012 USD ($)	Jun. 30, 2013 Foreign currency forward contracts Sale Contract USD ($)	Jun. 30, 2013 Foreign currency forward contracts Sale Contract EUR (€)	Dec. 31, 2012 Foreign currency forward contracts Sale Contract USD ($)	Dec. 31, 2012 Foreign currency forward contracts Sale Contract EUR (€)	Jun. 30, 2013 Accrued Liabilities USD ($)	Jun. 30, 2013 Other Noncurrent Liabilities USD ($)	Dec. 31, 2012 Prepaid Expenses and Other Current Assets USD ($)	Dec. 31, 2012 Other Long Lived Assets USD ($)
Derivatives, Fair Value [Line Items]
Notional amount of derivatives					$ 15,600,000	€ 12,000,000	$ 22,200,000	€ 16,800,000
Derivative assets											30,000	21,000
Foreign currency forward contracts unrealized gain (loss)		(352,000)		51,000
Derivative liabilities									175,000	53,000
Foreign currency forward contracts realized gain	$ 0	$ 73,000	$ 0